Derivative Instruments and Hedging Activities - Effective Portion of Gains (Losses) on Interest Rate Swap Agreements (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019
Derivative [Line Items]
Other Comprehensive Income (Loss), Cash Flow Hedge, Reclassification for Discontinuance, before Tax	$ (30,749)		$ (52,238)
Interest expense
Derivative [Line Items]
Other Comprehensive Income (Loss), Cash Flow Hedge, Reclassification for Discontinuance, before Tax	(4,570)		(7,402)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	$ 157		$ 408
Effective Portion Recognized in AOCI		$ 1,534
Effective Portion Reclassified from AOCI		2
Ineffective Portion		$ 0